Taxes on Income (Tables)	3 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset/Liability

Significant components of the Company’s deferred tax assets are as follows:

	March 31,	December 31,
	2018	2017	2016
Deferred tax assets:
Operating loss carry forward	$2,909	$2,584	$1,381
Reserves and allowances	10	7	5
Research and development	762	667	153
Net deferred tax asset before valuation allowance	3,681	3,258	1,539
Valuation allowance	(3,681)	(3,258)	(1,539)

Net deferred tax asset	$-	$-	$-

Schedule of Profit (Loss) Before Taxes

Loss (income) before taxes on income consists of the following:

	For the three months ended March 31,	Year ended December 31,
	2018	2017	2016

Foreign	$1,887	$10,574	$3,727
Domestic	(2,935)	7,470	(34)

	$(1,048)	$18,044	$3,693

Schedule of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	For the three months ended March 31,	Year ended December 31,
	2018	2017	2016

Balance at beginning of year	$154	$154	$127
Additions for current year’s tax position	-	-	27

Balance at the end of year	$154	$154	$154